15. Income Taxes (Details-Income tax expense) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income tax (benefit)	$ (2,613)	$ 436
Change in valuation allowance	2,613	(436)
Net income tax expense	$ 0	$ 0